Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000	[1]
Previously Paid Amount	0
Total Fee Amount	138.10
Net Fee	$ 138.10

[1]	Includes Notes that may be issued pursuant to the underwriter’s over-allotment option.